UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period :	January 1, 2018 — December 31, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Variable Trust
Putnam VT Income Fund

Annual report
12 | 31 | 18

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

February 13, 2019

Dear Shareholder:

Global financial markets encountered challenges in the final months of 2018. December was difficult for stock markets worldwide, and most major indexes finished the year with losses. Among the issues that contributed to the downturn were uncertainty about monetary policy, a slowing Chinese economy, and the U.S.–China trade dispute. Fixed-income markets were less volatile than stocks, and higher quality bonds benefited from a flight to safety amid the turmoil.

Although no one can predict the direction of the markets in the months ahead, Putnam’s experienced investment professionals actively seek to position their fund portfolios for all types of conditions. They take a research-intensive approach to investing that includes risk management strategies designed to serve investors through changing markets. In all environments, we believe investors should remain focused on time-tested approaches: maintain a well-diversified portfolio, think about long-term goals, and speak regularly with a financial advisor.

Thank you for investing with Putnam.

Performance summary (as of 12/31/18)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value December 31, 2018

Class IA: $10.81	Class IB: $10.70

Total return at net asset value

			Bloomberg
			Barclays U.S.
			Aggregate
(as of 12/31/18)	Class IA shares*	Class IB shares†	Bond Index
1 year	0.37%	0.20%	0.01%
5 years	14.58	13.21	13.26
Annualized	2.76	2.51	2.52
10 years	121.78	116.08	40.75
Annualized	8.29	8.01	3.48
Life	541.07	501.91	507.80
Annualized	6.19	5.98	6.03

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund	1

Report from your fund’s managers

How was the investment environment for the 12-month reporting period ended December 31, 2018?

The Fed maintained a steady pace of tightening in 2018, raising the federal funds rate four times in March, June, September, and December. The yield on the 10-year Treasury rose from 2.41% on December 31, 2017, to a high of 3.24% on November 8, 2018, before closing out the year at 2.68%. The heightened risk-aversion and rising yields created headwinds for most credit-sensitive and U.S. government fixed-income assets. However, at its December meeting, the Fed suggested that the pace of rate hikes is expected to slow in 2019. This more dovish tone helped the Bloomberg Barclays U.S. Aggregate Bond Index, the fund’s benchmark, to end a volatile year relatively flat.

How did Putnam VT Income Fund perform in this environment?

For the 12-month period, the fund’s IA shares returned 0.37%, outperforming the benchmark, which returned 0.01%.

What were some holdings that helped fund performance?

Our interest-rate strategy was a leading contributor to relative performance versus the benchmark during a period of rising bond yields. We continued to de-emphasize active interest-rate risk by keeping the fund’s duration — a measure of the sensitivity of the portfolio to interest-rate movements — shorter than that of the benchmark.

The fund’s allocation to mortgage credit securities helped performance as well. Within commercial mortgage-backed securities [CMBS], the fund’s exposure to both cash bonds and CMBX rated A- and BBB was additive. The CMBX is an index that references a basket of CMBS issued in a particular year. Finally, our residential mortgage exposure was positive, particularly the allocation to agency credit-risk transfer securities [CRTs] and pay-option adjustable-rate mortgages [ARMs]. Agency CRT spreads were driven tighter by robust investor demand and improving housing fundamentals. Agency CRT spreads refer to the difference in yield between the agency CRT sector and comparable Treasury securities. Similarly, the fund’s exposure to pay-option ARMs benefited from strong investor demand, while there was no new supply to the market.

What were some holdings that detracted from performance?

Our allocation to prepayment risk was the primary detractor for the period. Despite higher rates in 2018, the pace of homeowner refinancing was faster than anticipated due to cash out refinancing activity. Ultimately, this hampered our agency interest-only exposure.

The fund’s exposure to investment-grade corporates detracted as well. An overweight position in bonds rated BBB versus the benchmark index hurt results, as they underperformed their higher-quality counterparts on a relative basis.

How did you use derivatives during the period?

We used total return swaps to gain exposure to CMBS via the CMBX indices. We employed credit default swaps to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to manage term structure strategies. Additionally, we utilized options to isolate the prepayment risks associated with collateralized mortgage obligations.

What is your market outlook for 2019?

We don’t believe that the recent slowdown implies that a recession is on the horizon. However, we do believe growth in 2019 may slow down to its pre-2018 range. That said, we believe the risks to the outlook are largely to the downside. The global slowdown is affecting large U.S. corporations, while the Trump administration’s trade war is creating significant uncertainty about the prospects of global trade. The dramatic weakness in risk asset prices in the final months of 2018 reflected these issues and adds to the future risk, in our view, especially if credit market problems begin to emerge. The Fed responded to the financial market volatility by suggesting it will be patient. We are waiting to see if such a pause will restore market stability given the downside risks to the outlook.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed investments carry the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography (such as a region of the United States), industry or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

2	Putnam VT Income Fund

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Brett S. Kozlowski, CFA, joined Putnam in 2008 and has been in the investment industry since 1997.

Portfolio Manager Emily E. Shanks joined Putnam in 2012 and has been in the investment industry since 1999.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund	3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/18 to 12/31/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	0.58%	0.83%
Annualized expense ratio for the six-month
period ended 12/31/18*	0.59%	0.84%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/18		ended 12/31/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$2.98	$4.24	$3.01	$4.28
Ending value
(after
expenses)	$1,001.90	$1,000.90	$1,022.23	$1,020.97

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4	Putnam VT Income Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust
and Shareholders of Putnam VT Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2019

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT Income Fund	5

The fund’s portfolio 12/31/18

MORTGAGE-BACKED
SECURITIES (37.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (16.0%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR
+ 1.70%), 4.206%, 10/25/27 (Bermuda)	$414,052	$411,982
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR
+ 1.35%), 3.856%, 8/25/28 (Bermuda)	452,000	449,740
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1
Month US LIBOR + 1.70%), 3.917%, 11/25/28	630,000	627,244
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 15.914%, 4/15/37	186,184	267,658
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US
LIBOR) + 24.42%), 15.418%, 5/15/35	29,901	39,813
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 14.795%, 11/15/35	135,242	189,920
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 12.495%, 3/15/35	236,637	296,317
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 10.671%, 6/15/34	134,997	152,884
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 7.656%, 11/25/28	586,000	677,167
Structured Agency Credit Risk Debt FRN
Ser. 15-DN1, Class M3, (1 Month US LIBOR
+ 4.15%), 6.656%, 1/25/25	1,693,094	1,800,316
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class M2, (1 Month US LIBOR
+ 2.85%), 5.356%, 4/25/28	2,089,497	2,144,534
Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,393,613	278,395
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	1,040,994	158,647
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	480,089	101,312
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	476,281	62,798
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	199,331	9,311
IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.70%), 4.245%, 2/15/41	1,242,775	177,095
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,665,371	326,829
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	1,115,119	229,737
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR)
+ 6.00%), 3.545%, 5/15/41	321,547	303,747
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,523,867	279,828
Ser. 4663, Class KI, IO, 3.50%, 11/15/42	2,787,631	286,178
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	2,215,197	139,116
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,233,976	133,294
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,012,205	285,226
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	2,708,417	259,602
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,155,778	97,317
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,157,197	101,186
Ser. 315, PO, zero %, 9/15/43	2,050,750	1,643,319
Ser. 3835, Class FO, PO, zero %, 4/15/41	972,649	814,700
Ser. 3369, Class BO, PO, zero %, 9/15/37	5,128	4,246
Ser. 3391, PO, zero %, 4/15/37	30,485	25,601
Ser. 3300, PO, zero %, 2/15/37	42,535	35,712
Ser. 3175, Class MO, PO, zero %, 6/15/36	8,284	6,905
Ser. 3210, PO, zero %, 5/15/36	13,331	12,198
Ser. 3326, Class WF, zero %, 10/15/35 W	5,589	4,017
FRB Ser. 3117, Class AF, (1 Month US LIBOR
+ 0.00%), zero %, 2/15/36	6,870	5,214

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US
LIBOR) + 39.90%), 24.863%, 7/25/36	$111,957	$182,434
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 15.377%, 3/25/36	161,140	234,786
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 15.01%, 6/25/37	112,457	155,438
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US
LIBOR) + 23.10%), 14.328%, 11/25/35	192,011	241,857
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 12.731%, 8/25/35	102,926	127,999
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US
LIBOR) + 20.12%), 12.353%, 12/25/35	115,300	142,350
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US
LIBOR) + 17.39%), 10.878%, 11/25/34	29,255	33,047
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR)
+ 12.90%), 7.888%, 5/25/40	162,976	182,810
Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	2,240,295	441,136
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	1,023,313	153,807
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	3,136,345	607,306
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	1,081,393	194,838
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	1,563,388	216,285
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	1,132,088	151,730
IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US
LIBOR) + 6.40%), 3.894%, 4/25/40	755,843	126,604
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 3.753%, 1/25/49	3,288,000	527,109
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	956,244	133,438
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,000,643	105,049
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	3,237,387	302,586
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,421,106	106,583
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	1,749,896	121,375
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	846,921	45,734
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	981,763	51,089
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	2,389,503	205,254
Ser. 07-64, Class LO, PO, zero %, 7/25/37	10,252	9,150
Ser. 372, Class 1, PO, zero %, 8/25/36	21,349	18,540
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	1,013,733	199,898
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	861,957	194,475
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	99,524	13,698
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,284,691	277,814
Ser. 14-76, IO, 5.00%, 5/20/44	756,472	165,449
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,091,865	224,036
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	626,133	138,125
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	30,196	2,294
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	404,445	89,095
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	3,205,016	706,386
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,673,922	382,056
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,237,034	252,046
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	417,245	52,231
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	339,868	48,458
Ser. 12-129, IO, 4.50%, 11/16/42	753,928	167,749
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	642,781	132,670
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	635,378	127,076
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	729,908	169,448
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	1,033,930	87,843
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	1,735,212	318,238
Ser. 15-94, IO, 4.00%, 7/20/45	309,139	63,188
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	421,547	61,251
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,672,870	341,433

6	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	$1,586,986	$214,243
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,921,538	363,651
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	821,668	116,040
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	873,973	134,588
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42	1,085,291	207,710
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,326,626	258,706
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	827,681	128,218
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	907,471	72,109
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	595,971	22,954
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 3.68%, 9/20/43	480,263	71,156
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.58%, 2/20/41	1,932,722	270,809
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	2,769,629	285,826
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,001,851	158,653
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	1,321,313	143,362
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	1,932,297	251,199
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,603,486	166,195
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	792,389	131,457
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	937,718	152,895
Ser. 12-136, IO, 3.50%, 11/20/42	1,511,055	266,484
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,115,118	208,232
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	2,569,546	242,026
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,631,708	177,530
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	2,181,514	159,469
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,015,776	189,062
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	756,780	61,829
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	659,757	38,992
Ser. 16-H27, Class BI, IO, 2.811%, 12/20/66 W	1,734,550	200,861
Ser. 16-H23, Class NI, IO, 2.464%, 10/20/66 W	6,982,873	788,260
Ser. 16-H24, Class JI, IO, 2.401%, 11/20/66 W	1,410,635	174,566
Ser. 17-H08, Class NI, IO, 2.188%, 3/20/67 W	3,947,064	451,167
Ser. 15-H25, Class CI, IO, 2.159%, 10/20/65 W	2,410,249	217,046
FRB Ser. 15-H16, Class XI, IO, 2.151%, 7/20/65 W	1,654,270	164,228
Ser. 16-H11, Class HI, IO, 2.088%, 1/20/66 W	3,333,987	308,394
Ser. 17-H12, Class QI, IO, 1.988%, 5/20/67 W	3,404,419	400,268
Ser. 17-H18, Class CI, IO, 1.975%, 9/20/67 W	2,723,911	405,182
Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65 W	1,845,424	175,153
Ser. 15-H13, Class AI, IO, 1.917%, 6/20/65 W	4,319,090	410,314
Ser. 17-H09, Class DI, IO, 1.888%, 3/20/67 W	3,721,142	341,229
Ser. 15-H12, Class AI, IO, 1.843%, 5/20/65 W	2,938,108	257,546
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65 W	1,476,722	130,059
Ser. 15-H10, Class CI, IO, 1.80%, 4/20/65 W	1,762,681	160,455
Ser. 15-H12, Class GI, IO, 1.785%, 5/20/65 W	3,428,900	290,675
Ser. 17-H10, Class MI, IO, 1.697%, 4/20/67 W	3,824,611	365,901
Ser. 15-H12, Class EI, IO, 1.689%, 4/20/65 W	3,708,885	293,949
Ser. 15-H09, Class BI, IO, 1.683%, 3/20/65 W	2,203,293	172,848
Ser. 16-H14, IO, 1.664%, 6/20/66 W	4,333,339	286,811
Ser. 15-H01, Class CI, IO, 1.623%, 12/20/64 W	2,672,394	132,829
Ser. 15-H22, Class EI, IO, 1.602%, 8/20/65 W	1,415,567	71,983
Ser. 15-H25, Class AI, IO, 1.599%, 9/20/65 W	3,055,267	231,195
Ser. 15-H17, Class CI, IO, 1.587%, 6/20/65 W	2,785,453	132,691
Ser. 15-H04, Class AI, IO, 1.551%, 12/20/64 W	3,573,448	299,276
Ser. 15-H28, Class DI, IO, 1.533%, 8/20/65 W	2,947,762	196,179
Ser. 14-H08, Class CI, IO, 1.478%, 3/20/64 W	3,523,341	169,050
Ser. 14-H11, Class GI, IO, 1.457%, 6/20/64 W	6,327,124	438,660
Ser. 14-H07, Class BI, IO, 1.452%, 5/20/64 W	5,874,959	447,966
Ser. 17-H14, Class EI, IO, 1.419%, 6/20/67 W	5,100,349	459,031
Ser. 10-H19, Class GI, IO, 1.406%, 8/20/60 W	4,037,884	226,836
Ser. 16-H04, Class KI, IO, 1.209%, 2/20/66 W	3,240,439	243,033
Ser. 16-H06, Class AI, IO, 1.164%, 2/20/66	3,553,483	322,411

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H02, Class HI, IO, 1.091%, 1/20/66 W	$7,701,999	$622,660
Ser. 10-151, Class KO, PO, zero %, 6/16/37	105,727	87,278
Ser. 06-36, Class OD, PO, zero %, 7/16/36	2,668	2,185
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1
Month US LIBOR + 1.60%), 4.106%, 10/25/28
(Bermuda)	247,000	246,344
		36,690,310
Commercial mortgage-backed securities (13.4%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.211%, 1/15/49 W	829,289	969
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.324%, 7/10/42 W	35,862	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	1,571,640	16
Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.504%,
11/10/42 W	440,850	398,696
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.441%, 11/10/41 W	646,158	1,568
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	8,110,356	81
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.465%, 1/12/45 W	534,000	480,600
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	10,886	—
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.27%, 3/11/39 W	1,126,719	799,802
FRB Ser. 06-PW14, Class X1, IO, 0.314%, 12/11/38 W	217,141	2,228
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.352%, 7/15/29 W	153,796	2,144
CD Commercial Mortgage Trust FRB Ser. 16-CD1,
Class XA, IO, 1.425%, 8/10/49 W	3,003,277	250,203
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.752%, 12/11/49 W	60,509	6
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.756%, 12/15/47 W	131,000	136,202
FRB Ser. 11-C2, Class E, 5.756%, 12/15/47 W	597,000	581,615
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.253%,
11/10/46 W	3,842,277	164,022
FRB Ser. 14-GC19, Class XA, IO, 1.142%,
3/10/47 W	12,328,194	610,763
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.926%, 5/10/47 W	236,000	214,985
FRB Ser. 12-GC8, Class XA, IO, 1.80%, 9/10/45 W	3,440,890	181,221
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.737%, 5/10/47 W	795,000	791,895
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47 W	154,000	150,046
FRB Ser. 14-LC15, Class XA, IO, 1.255%, 4/10/47 W	7,140,532	332,749
FRB Ser. 14-CR19, Class XA, IO, 1.176%, 8/10/47 W	9,014,158	346,306
FRB Ser. 14-CR16, Class XA, IO, 1.127%, 4/10/47 W	1,761,709	76,610
FRB Ser. 13-CR11, Class XA, IO, 1.095%, 8/10/50 W	9,202,347	351,999
FRB Ser. 15-CR23, Class XA, IO, 0.956%, 5/10/48 W	5,787,166	221,643
FRB Ser. 14-UBS6, Class XA, IO, 0.954%, 12/10/47 W	9,257,242	363,291
COMM Mortgage Trust 144A
FRB Ser. 12-LC4, Class XA, IO, 2.108%, 12/10/44 W	4,109,749	214,771
FRB Ser. 06-C8, Class XS, IO, 0.44%, 12/10/46 W	1,336,768	13
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 5.985%, 9/15/39 W	41,460	41,460
FRB Ser. 07-C2, Class AX, IO, 0.04%, 1/15/49 W	4,410,369	44

Putnam VT Income Fund	7

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.796%, 4/15/50 W	$590,000	$521,353
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A,
Class D, 5.338%, 8/10/44 W	386,000	396,532
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.087%, 12/10/49 W	10,325,200	9,410
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.982%,
5/10/43 W	135,765	1
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.996%, 1/10/47 W	295,000	292,021
FRB Ser. 13-GC10, Class XA, IO, 1.518%,
2/10/46 W	6,480,363	367,955
FRB Ser. 13-GC12, Class XA, IO, 1.436%,
6/10/46 W	3,919,388	195,385
FRB Ser. 14-GC18, Class XA, IO, 1.041%,
1/10/47 W	5,815,750	247,751
FRB Ser. 14-GC22, Class XA, IO, 0.99%,
6/10/47 W	16,798,920	637,484
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43 W	288,000	292,636
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45 W	27,000	26,301
FRB Ser. 14-GC24, Class D, 4.529%, 9/10/47 W	276,000	241,340
FRB Ser. 13-GC10, Class E, 4.397%, 2/10/46 W	538,000	427,765
FRB Ser. 11-GC5, Class XA, IO, 1.338%, 8/10/44 W	5,804,058	157,232
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class XA, IO, 0.942%,
11/15/47 W	3,866,575	143,392
FRB Ser. 14-C22, Class XA, IO, 0.878%,
9/15/47 W	11,465,552	436,809
FRB Ser. 13-C17, Class XA, IO, 0.80%,
1/15/47 W	5,472,218	169,639
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.566%, 8/15/46 W	441,000	357,121
FRB Ser. C14, Class D, 4.566%, 8/15/46 W	915,000	820,838
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	517,000	325,236
JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
1.528%, 12/15/47 W	4,546,511	226,780
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.844%,
8/15/49 W	2,516,911	269,647
FRB Ser. 13-LC11, Class XA, IO, 1.271%,
4/15/46 W	4,349,711	195,737
FRB Ser. 13-C16, Class XA, IO, 0.947%,
12/15/46 W	5,181,692	196,506
FRB Ser. 06-LDP8, Class X, IO, 0.285%,
5/15/45 W	544,228	678
FRB Ser. 07-LDPX, Class X, IO, 0.142%,
1/15/49 W	3,018,573	30
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.233%, 2/12/51 W	350,000	348,688
FRB Ser. 11-C3, Class F, 5.66%, 2/15/46 W	635,000	620,215
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45 W	588,000	525,543
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45 W	413,000	397,575
FRB Ser. 12-LC9, Class D, 4.37%, 12/15/47 W	127,000	126,131
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	498,000	387,531
FRB Ser. 05-CB12, Class X1, IO, 0.361%,
9/12/37 W	1,196,636	1,287

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-LDP6, Class X1, IO, zero %,
4/15/43 W	$506,069	$5
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2,
Class XW, IO, 0.182%, 2/15/40 W	125,555	13
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40 W	889,795	1,735
FRB Ser. 07-C2, Class XCL, IO, 0.182%, 2/15/40 W	2,720,335	283
LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.128%, 4/20/48 W	435,000	391,709
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.904%, 8/12/39 W	134,127	1
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	472,905	13
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44 W	5,166	656
FRB Ser. 06-C4, Class X, IO, 6.235%, 7/15/45 W	86,667	2,563
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.604%, 12/12/49 W	1,074,206	9,527
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.347%, 2/15/46 W	8,329,481	369,687
FRB Ser. 14-C17, Class XA, IO, 1.19%, 8/15/47 W	4,819,633	175,748
FRB Ser. 15-C25, Class XA, IO, 1.119%,
10/15/48 W	4,605,802	255,086
FRB Ser. 15-C26, Class XA, IO, 1.037%,
10/15/48 W	4,791,788	258,915
FRB Ser. 13-C12, Class XA, IO, 0.617%,
10/15/46 W	11,385,810	275,458
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.337%, 8/15/46 W	562,000	454,253
FRB Ser. 13-C10, Class E, 4.082%, 7/15/46 W	893,000	724,566
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	208,515
FRB Ser. 13-C13, Class XB, IO, 0.152%,
11/15/46 W	55,988,000	352,724
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.095%,
11/15/49 W	4,010,671	275,252
FRB Ser. 16-UB12, Class XA, IO, 0.803%,
12/15/49 W	6,102,845	259,371
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.107%, 1/11/43 W	187,437	185,019
FRB Ser. 11-C3, Class E, 5.154%, 7/15/49 W	252,000	247,965
FRB Ser. 12-C4, Class XA, IO, 2.084%, 3/15/45 W	1,906,252	100,401
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38	859,373	64,796
UBS Commercial Mortgage Trust FRB Ser. 17-C7,
Class XA, IO, 1.07%, 12/15/50 W	5,359,069	371,303
UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class XA, IO, 2.068%, 5/10/45 W	3,868,471	210,789
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.892%, 5/10/63 W	629,000	441,448
FRB Ser. 12-C2, Class E, 4.892%, 5/10/63 W	816,000	695,795
Ser. 13-C6, Class E, 3.50%, 4/10/46	421,000	308,226
FRB Ser. 12-C2, Class XA, IO, 1.326%, 5/10/63 W	10,484,134	394,461
FRB Ser. 13-C6, Class XA, IO, 1.13%, 4/10/46 W	5,599,171	218,317
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.076%, 6/15/45 W	2,336	2,108
FRB Ser. 06-C29, IO, 0.279%, 11/15/48 W	1,026,216	41
FRB Ser. 07-C34, IO, 0.107%, 5/15/46 W	1,259,725	408

8	Putnam VT Income Fund

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45 W	$18,354	$4
Wells Fargo Commercial Mortgage Trust
FRB Ser. 14-LC16, Class XA, IO, 1.331%,
8/15/50 W	9,798,508	401,739
FRB Ser. 15-LC20, Class XB, IO, 0.474%,
4/15/50 W	13,766,000	375,812
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	199,186
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.873%,
11/15/47 W	7,014,544	252,907
FRB Ser. 14-C22, Class XA, IO, 0.847%,
9/15/57 W	17,509,445	631,110
FRB Ser. 13-C14, Class XA, IO, 0.74%,
6/15/46 W	18,553,692	482,396
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44 W	793,000	790,462
Ser. 11-C4, Class E, 5.231%, 6/15/44 W	92,000	87,816
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	402,000	292,480
FRB Ser. 12-C7, Class D, 4.821%, 6/15/45 W	231,000	215,618
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	645,000	422,133
FRB Ser. 13-C15, Class D, 4.473%, 8/15/46 W	919,000	790,080
FRB Ser. 12-C10, Class D, 4.442%, 12/15/45 W	1,274,000	1,114,949
Ser. 13-C12, Class E, 3.50%, 3/15/48	164,000	129,144
FRB Ser. 12-C9, Class XA, IO, 1.885%,
11/15/45 W	4,305,583	251,877
FRB Ser. 11-C5, Class XA, IO, 1.736%,
11/15/44 W	4,171,030	155,308
FRB Ser. 12-C10, Class XA, IO, 1.565%,
12/15/45 W	6,720,023	330,880
FRB Ser. 13-C11, Class XA, IO, 1.21%,
3/15/45 W	6,111,805	245,610
FRB Ser. 12-C9, Class XB, IO, 0.685%,
11/15/45 W	8,807,000	214,010
		30,719,175
Residential mortgage-backed securities (non-agency) (8.4%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2,
3.123%, 1/26/46 W	1,300,000	1,229,991
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2,
(1 Month US LIBOR + 3.35%), 5.856%, 10/25/27
(Bermuda)	1,530,000	1,545,300
Carrington Mortgage Loan Trust FRB Ser. 06-NC2,
Class A4, (1 Month US LIBOR + 0.24%), 2.746%,
6/25/36	210,000	192,150
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 04-3A, Class A2,
(1 Month US LIBOR + 0.30%), 2.806%, 8/25/35	173,881	171,551
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA1, Class M3, (1 Month US LIBOR
+ 6.35%), 8.856%, 9/25/28	1,155,080	1,386,463
FRB Ser. 16-DNA3, Class M3, (1 Month US
LIBOR + 5.00%), 7.506%, 12/25/28	710,000	811,635
Structured Agency Credit Risk Debt FRN
Ser. 13-DN2, Class M2, (1 Month US LIBOR
+ 4.25%), 6.756%, 11/25/23	288,045	313,203
Structured Agency Credit Risk Debt FRN
Ser. 14-DN2, Class M3, (1 Month US LIBOR
+ 3.60%), 6.106%, 4/25/24	310,000	334,401
FRB Ser. 17-HQA1, Class M2, (1 Month US
LIBOR + 3.55%), 6.056%, 8/25/29	401,000	424,176

MORTGAGE-BACKED
SECURITIES (37.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 17-DNA3, Class M2, (1 Month US LIBOR
+ 2.50%), 5.006%, 3/25/30	$365,000	$364,999
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA2, Class B1, (1 Month US LIBOR
+ 3.70%), 6.206%, 12/25/30	310,000	295,615
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 8.406%,
10/25/28	1,704,045	1,927,181
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 8.056%,
4/25/28	168,156	187,313
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, (1 Month US LIBOR + 5.30%), 7.806%,
10/25/28	2,192,000	2,527,905
Connecticut Avenue Securities FRB Ser. 16-C06,
Class 1M2, (1 Month US LIBOR + 4.25%), 6.756%,
4/25/29	69,000	75,797
Connecticut Avenue Securities FRB Ser. 17-C01,
Class 1M2, (1 Month US LIBOR + 3.55%), 6.056%,
7/25/29	1,115,000	1,181,458
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%), 5.306%,
2/25/30	110,000	112,178
Connecticut Avenue Securities FRB Ser. 18-C04,
Class 2M2, (1 Month US LIBOR + 2.55%), 5.056%,
12/25/30	570,000	563,034
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%), 4.856%,
1/25/31	120,000	116,157
FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79%, 11/10/23 (In default) †	77,731	8
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 3.141%, 8/26/47 W	180,000	175,830
NovaStar Mortgage Funding Trust FRB Ser. 04-2,
Class M4, (1 Month US LIBOR + 1.80%), 4.306%,
9/25/34	391,155	386,227
Oaktown Re, Ltd. 144A FRB Ser. 18-1A, Class M2,
(1 Month US LIBOR + 2.85%), 5.356%, 7/25/28
(Bermuda)	200,000	199,000
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1
Month US LIBOR + 2.70%), 5.206%, 3/25/28
(Bermuda)	200,000	198,500
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 3.406%, 11/25/34	317,959	316,951
Structured Asset Securities Corp. Mortgage Loan
Trust FRB Ser. 06-AM1, Class A4, (1 Month US
LIBOR + 0.16%), 2.666%, 4/25/36	219,983	219,221
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR
+ 0.80%), 3.306%, 1/25/45	154,745	147,215
FRB Ser. 05-AR11, Class A1C3, (1 Month US LIBOR
+ 0.51%), 3.016%, 8/25/45	397,045	381,212
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR
+ 0.43%), 2.936%, 10/25/45	2,220,905	2,106,808
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR
+ 0.41%), 2.916%, 12/25/45	1,233,268	1,170,618
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 05-AR16, Class 6A4, 4.476%, 10/25/35 W	95,363	92,879
		19,154,976

Total mortgage-backed securities (cost $88,429,767)		$86,564,461

Putnam VT Income Fund	9

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (33.1%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.3%)
Government National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 6/20/48	$2,879,799	$3,000,278
4.70%, with due dates from 5/20/67 to 8/20/67	320,387	343,740
4.627%, 6/20/67	100,594	106,882
4.507%, 3/20/67	96,482	103,356
4.50%, TBA, 1/1/49	5,000,000	5,171,094
4.50%, 5/20/48	682,134	709,800
4.00%, TBA, 1/1/49	4,000,000	4,095,938
4.00%, with due dates from 2/20/48 to 5/20/48	1,877,306	1,924,447
3.50%, TBA, 1/1/49	5,000,000	5,033,985
3.50%, with due dates from 2/20/47 to 1/20/48	4,390,902	4,424,741
3.00%, TBA, 1/1/49	1,000,000	984,688
		25,898,949
U.S. Government Agency Mortgage Obligations (21.8%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	795,638	829,396
4.00%, 9/1/45	1,248,199	1,277,942
3.50%, with due dates from 8/1/43 to 2/1/47	5,417,473	5,429,852
3.00%, with due dates from 3/1/43 to 6/1/46	1,340,623	1,312,498
Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 1/1/49	2,000,000	2,150,312
5.50%, TBA, 1/1/49	2,000,000	2,115,469
5.00%, 3/1/38	12,104	12,851
4.50%, TBA, 1/1/49	1,000,000	1,035,156
4.50%, with due dates from 7/1/44 to 5/1/45	1,395,403	1,454,708
4.00%, TBA, 1/1/49	11,000,000	11,212,266
4.00%, with due dates from 9/1/45 to 6/1/46	1,893,095	1,937,297
3.50%, TBA, 1/1/49	2,000,000	1,999,062
3.50%, with due dates from 7/1/43 to 9/1/57	10,533,966	10,526,754
3.00%, with due dates from 9/1/42 to 3/1/47	5,032,761	4,923,972
2.50%, TBA, 1/1/49	4,000,000	3,786,250
		50,003,785
Total U.S. government and agency mortgage
obligations (cost $76,529,573)		$75,902,734

CORPORATE BONDS
AND NOTES (27.7%)*	Principal amount	Value
Basic materials (1.2%)
Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5.875%, 6/15/21
(Germany)	$100,000	$105,120
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	50,000	50,992
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	626,000	611,800
Dow Chemical Co. (The) 144A sr. unsec.
notes 4.80%, 11/30/28	445,000	452,772
Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.40%, 11/1/20	110,000	113,979
Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 11/15/41
(Canada)	7,000	6,812
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	7,000	6,939
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	127,000	119,559
International Flavors & Fragrances, Inc.
sr. unsec. notes 4.45%, 9/26/28	369,000	374,442

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Basic materials cont.
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	$95,000	$86,476
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45
(Canada)	46,000	46,108
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	257,000	239,567
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	50,000	48,400
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. bonds 4.375%,
11/15/47	33,000	27,654
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	191,000	175,125
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	105,000	133,307
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	39,000	49,801
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	133,000	162,637
		2,811,490
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	135,000	124,902
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	233,000	225,558
L3 Technologies, Inc. company guaranty sr. unsec.
notes 4.40%, 6/15/28	149,000	148,967
Northrop Grumman Corp. sr. unsec.
unsub. notes 3.25%, 1/15/28	411,000	383,463
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	459,000	451,541
Republic Services, Inc. sr. unsec. notes 3.95%,
5/15/28	311,000	311,198
		1,645,629
Communication services (2.2%)
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	282,000	264,547
American Tower Corp. sr. unsec.
unsub. bonds 3.375%, 10/15/26 R	25,000	23,258
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	535,000	514,443
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	235,000	208,655
AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25	235,000	221,288
CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849%, 4/15/23	43,000	42,582
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	304,000	312,493
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	83,000	82,532
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	261,000	236,511
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	171,000	153,226
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	30,000	35,519
Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.15%, 3/1/26	380,000	363,589
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	165,000	152,123
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	351,000	332,148

10	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Communication services cont.
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	$36,000	$33,373
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	43,000	44,250
Crown Castle International Corp. sr. unsec.
notes 4.75%, 5/15/47 R	54,000	50,055
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	50,000	48,064
Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	95,000	93,744
Sprint Spectrum Co., LLC/Sprint Spectrum Co.
II, LLC/Sprint Spectrum Co. III, LLC 144A
company guaranty sr. notes 3.36%, 9/20/21	330,000	325,875
Telefonica Emisiones SA company
guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	208,000	183,585
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	85,000	81,922
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.329%, 9/21/28	120,000	120,493
Verizon Communications, Inc. sr. unsec.
unsub. notes 2.625%, 8/15/26	300,000	271,989
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	287,000	271,215
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	463,000	449,142
		4,916,621
Consumer cyclicals (2.7%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	61,000	71,724
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	217,000	318,599
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27
(Canada)	118,000	109,933
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	150,000	146,565
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	217,000	209,509
Autonation, Inc. company guaranty sr. unsec.
notes 4.50%, 10/1/25	30,000	28,994
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	177,000	180,688
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.95%, 8/14/28	388,000	378,308
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 3.40%, 8/13/21	176,000	175,271
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.80%, 4/11/26	360,000	330,007
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	87,000	77,139
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	235,000	208,752
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	25,000	24,221
D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5.75%, 8/15/23	120,000	125,720
Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23	135,000	131,905
Ecolab, Inc. sr. unsec. unsub. notes 3.25%,
12/1/27	180,000	173,745
Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26	250,000	222,701

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
General Motors Co. sr. unsec. notes 4.875%,
10/2/23	$130,000	$130,294
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	135,000	121,206
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	37,000	35,062
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. sub. notes 4.25%, 9/1/24	50,000	47,250
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	210,000	196,876
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%,
8/1/28 (United Kingdom)	230,000	224,526
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	249,000	245,888
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	106,000	99,376
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	517,000	510,256
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	343,000	313,317
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	90,000	88,593
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	130,000	124,419
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	124,000	119,826
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.40%, 2/15/26	145,000	149,602
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	755,000	689,881
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	115,000	100,625
Warner Media, LLC company guaranty sr. unsec.
unsub. bonds 3.80%, 2/15/27	100,000	93,830
Warner Media, LLC company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	85,000	75,993
		6,280,601
Consumer staples (1.4%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev
Worldwide, Inc. 144A company guaranty sr. unsec.
unsub. notes 3.65%, 2/1/26	365,000	345,125
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	34,000	31,732
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	535,000	481,500
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	24,504	26,153
CVS Pass-Through Trust 144A sr. mtge.
notes 7.507%, 1/10/32	217,145	251,009
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	115,625	113,978
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4.50%, 2/15/45	40,000	37,631
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	88,000	109,408
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	147,000	160,714
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85%, 11/15/24	23,000	22,886
Kraft Heinz Co. (The) company guaranty sr. unsec.
bonds 4.375%, 6/1/46	797,000	656,590
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	129,000	123,840
Maple Escrow Subsidiary, Inc. 144A company
guaranty sr. unsec. notes 4.597%, 5/25/28	524,000	517,516

Putnam VT Income Fund	11

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Consumer staples cont.
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	$190,000	$185,691
Walgreens Boots Alliance, Inc. sr. unsec.
bonds 3.45%, 6/1/26	3,000	2,823
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	205,000	203,802
		3,270,398
Energy (2.2%)
Anadarko Petroleum Corp. sr. unsec. notes 7.20%,
3/15/29	91,000	104,597
Anadarko Petroleum Corp. sr. unsec.
unsub. notes 5.55%, 3/15/26	110,000	115,228
BP Capital Markets America, Inc. company
guaranty sr. unsec. notes 3.119%, 5/4/26	387,000	363,908
BP Capital Markets America, Inc. company
guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	835,000	837,876
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	231,000	218,076
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	238,000	224,045
Devon Energy Corp. sr. unsec. unsub. notes 5.85%,
12/15/25	110,000	116,670
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	499,000	411,675
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	175,000	171,150
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	22,000	22,115
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	21,000	21,483
EOG Resources, Inc. sr. unsec.
unsub. notes 4.15%, 1/15/26	500,000	513,187
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	277,000	238,797
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	25,000	27,520
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	100,000	108,204
Sabine Pass Liquefaction, LLC sr. bonds 4.20%,
3/15/28	76,000	72,695
Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	244,000	244,815
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%, 5/10/26
(Netherlands)	230,000	220,606
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	145,000	135,632
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	143,000	129,415
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	259,000	223,550
Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	501,000	495,689
		5,016,933
Financials (9.5%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%,
10/1/28	327,000	308,862
Air Lease Corp. sr. unsec. unsub. notes 3.625%,
4/1/27	245,000	219,124
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	150,000	149,250
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	434,000	494,760

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Financials cont.
Aon PLC company guaranty sr. unsec.
unsub. notes 4.25%, 12/12/42	$264,000	$234,089
Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6.75%, perpetual maturity (United Kingdom)	200,000	196,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual
maturity (France)	279,000	274,815
Banco Santander SA sr. unsec.
unsub. notes 4.379%, 4/12/28 (Spain)	400,000	372,382
Banco Santander SA unsec. sub. notes 5.179%,
11/19/25 (Spain)	200,000	198,366
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	245,000	242,550
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	140,000	141,750
Bank of America Corp. unsec. sub. FRN (BBA LIBOR
USD 3 Month + 0.76%), 3.548%, 9/15/26	100,000	90,961
Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	300,000	332,201
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32
(Canada)	161,000	149,086
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	246,000	246,738
BGC Partners, Inc. sr. unsec. notes 5.125%,
5/27/21	45,000	45,362
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25
(France)	517,000	500,327
Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	74,000	78,462
Capital One Financial Corp. unsec.
sub. notes 4.20%, 10/29/25	225,000	216,478
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	22,000	22,918
CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/1/26	163,000	167,123
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	100,000	98,000
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25	127,000	124,143
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	484,000	456,926
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	53,000	48,996
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,066,000	1,027,429
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	70,000	66,675
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	253,652
Credit Agricole SA 144A unsec.sub. FRN 4.00%,
1/10/33 (France)	400,000	365,210
Credit Suisse Group AG 144A jr. unsec. sub. FRN
6.25%, perpetual maturity (Switzerland)	225,000	212,344
Credit Suisse Group AG 144A sr. unsec.
bonds 3.869%, 1/12/29 (Switzerland)	250,000	232,578
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	589,000	586,469
Fairfax Financial Holdings, Ltd. 144A sr. unsec.
notes 4.85%, 4/17/28 (Canada)	910,000	874,405
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	25,000	24,967
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	94,000	81,663

12	Putnam VT Income Fund

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Financials cont.
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	$235,000	$240,966
GE Capital International Funding Co.
Unlimited Co. company guaranty sr. unsec.
notes 3.373%, 11/15/25 (Ireland)	200,000	177,661
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	1,469,000	1,413,748
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 3.85%, 1/26/27	475,000	446,807
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	356,000	403,673
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6.625%, 3/30/40	46,000	54,254
Hospitality Properties Trust sr. unsec.
notes 4.375%, 2/15/30 R	142,000	130,008
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	95,000	92,527
HSBC Holdings PLC jr. unsec. sub. FRB 6.375%,
perpetual maturity (United Kingdom)	500,000	480,000
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	520,000	543,705
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	87,000	86,456
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	342,000	337,725
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	1,037,000	917,913
KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	45,000	47,044
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN (BBA LIBOR USD 3
Month + 2.91%), 5.693%, 3/15/37	220,000	204,600
Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. notes 8.875%, 6/1/39	399,000	598,075
MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7.875%, 12/15/37	559,000	633,068
MetLife, Inc. jr. unsec. sub. notes 6.40%,
12/15/36	85,000	86,348
Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	70,000	71,419
Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85%, 3/1/26 (Japan)	200,000	198,995
Morgan Stanley sr. unsec. unsub. notes 4.375%,
1/22/47	760,000	719,294
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	75,000	66,178
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	515,000	613,313
Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	100,000	97,002
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	66,000	65,093
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	232,000	217,500
Prudential Financial, Inc. sr. unsec.
notes 6.625%, 6/21/40	39,000	47,696
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	140,000	144,117
Royal Bank of Scotland Group PLC sr. unsec.
unsub. FRB 4.892%, 5/18/29 (United Kingdom)	400,000	381,426

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Financials cont.
Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 3.875%, 9/12/23 (United Kingdom)	$200,000	$191,738
Santander UK PLC 144A unsec. sub. notes 5.00%,
11/7/23 (United Kingdom)	50,000	49,027
Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436%, 4/2/24 (Japan)	410,000	411,974
Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85%,
12/16/39	207,000	269,144
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	180,000	170,447
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)	247,000	236,915
VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	222,000	224,442
VEREIT Operating Partnership LP company
guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26 R	20,000	19,967
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	115,000	113,563
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.60%, 1/15/38	860,000	1,063,577
Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	145,000	151,642
WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	171,000	172,647
		21,727,005
Health care (2.9%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	145,000	139,082
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	37,000	36,410
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	130,000	126,909
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	264,000	248,738
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	139,000	126,309
Anthem, Inc. sr. unsec. unsub. notes 4.625%,
5/15/42	29,000	27,953
Becton Dickinson and Co. (BD) sr. unsec.
unsub. bonds 4.669%, 6/6/47	287,000	269,939
Becton Dickinson and Co. (BD) sr. unsec.
unsub. bonds 3.70%, 6/6/27	246,000	232,676
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	976,000	972,750
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	80,000	82,541
CVS Health Corp. sr. unsec. unsub. bonds 5.05%,
3/25/48	204,000	198,413
CVS Health Corp. sr. unsec. unsub. notes 4.78%,
3/25/38	610,000	584,536
Elanco Animal Health, Inc. 144A sr. unsec.
notes 4.90%, 8/28/28	1,013,000	1,030,804
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	81,000	80,393
HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	109,000	103,278
HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	95,000	94,050
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%,
2/10/45	160,000	153,668
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	265,671
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. bonds 5.25%, 1/15/26 R	15,000	15,188

Putnam VT Income Fund	13

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Health care cont.
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	$95,000	$90,844
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	125,000	126,856
Pfizer, Inc. sr. unsec. unsub. notes 3.00%,
12/15/26	125,000	120,692
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	75,000	70,500
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	175,000	158,707
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	90,000	85,079
UnitedHealth Group, Inc. sr. unsec. notes 2.95%,
10/15/27	160,000	151,159
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.85%, 6/15/28	521,000	526,678
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	458,000	448,708
		6,568,531
Technology (2.7%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	416,000	378,183
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	200,000	201,148
Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	349,000	354,433
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	454,000	407,286
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	120,000	111,862
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	155,000	155,701
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	56,000	60,636
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	355,000	352,663
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	574,000	572,850
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	178,000	220,074
Microchip Technology, Inc. 144A company
guaranty sr. notes 4.333%, 6/1/23	432,000	420,184
Microsoft Corp. sr. unsec. unsub. bonds 2.40%,
8/8/26	545,000	508,129
Microsoft Corp. sr. unsec. unsub. notes 3.70%,
8/8/46	644,000	616,941
Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	635,000	588,494
Salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	717,000	720,789
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	119,000	105,554
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	357,000	309,698
		6,084,625
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	219,000	204,670
Southwest Airlines Co. Pass Through Trust
pass-through certificates Ser. 07-1, Class A,
6.15%, 8/1/22	93,348	97,550

CORPORATE BONDS
AND NOTES (27.7%)* cont.	Principal amount	Value
Transportation cont.
United Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	$99,301	$103,363
		405,583
Utilities and power (2.0%)
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	97,000	93,120
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	530,000	538,543
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.80%, 10/1/35	46,000	51,985
Berkshire Hathaway Energy Co. sr. unsec.
bonds 6.50%, 9/15/37	45,000	55,456
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	21,000	25,137
Commonwealth Edison Co. sr. mtge. bonds 5.875%,
2/1/33	47,000	54,541
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	107,000	104,252
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	168,033
El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	254,000	310,690
Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	100,000	94,829
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	148,000	146,346
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	301,000	306,268
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	409,000	362,530
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B,
3.90%, 7/15/27	30,000	29,077
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C,
4.85%, 7/15/47	79,000	78,874
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	430,000	467,131
Iberdrola International BV company
guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36
(Spain)	93,000	110,345
IPALCO Enterprises, Inc. sr. sub. notes 3.70%,
9/1/24	162,000	157,707
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	82,207
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	85,000	82,598
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	373,000	310,989
Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	30,000	30,731
Oncor Electric Delivery Co., LLC 144A
sr. bonds 5.75%, 3/15/29	161,000	187,908
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	37,000	46,147
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	10,000	9,894
Texas-New Mexico Power Co. 144A 1st
sr. bonds Ser. A, 9.50%, 4/1/19	297,000	301,864
WEC Energy Group, Inc. jr. unsec. sub. FRN
Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.729%,
5/15/67	552,000	450,371
		4,657,573

Total corporate bonds and notes (cost $65,148,820)		$63,384,989

14	Putnam VT Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING(5.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.312/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	$30,423,400	$2,099,519
(3.312)/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.312	30,423,400	1,479,794
3.295/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.295	15,211,700	1,038,807
(3.295)/3 month USD-
LIBOR-BBA/Nov-38	Nov-28/3.295	15,211,700	747,655
Barclays Bank PLC
2.92/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.92	22,205,200	412,129
2.855/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.855	22,205,200	294,219
Citibank, N.A.
2.88/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.88	38,852,500	595,997
2.84/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.84	22,205,200	252,695
2.86/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/2.86	44,410,300	55,069
(3.29)/3 month USD-
LIBOR-BBA/Jan-49	Jan-19/3.29	6,543,300	7
(3.23)/3 month USD-
LIBOR-BBA/Jan-49	Jan-19/3.23	6,543,300	7
Goldman Sachs International
3.0375/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/3.0375	36,868,500	1,058,863
3.2775/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/3.2775	52,346,500	360,144
2.99375/3 month USD-
LIBOR-BBA/Jan-20	Jan-19/2.99375	52,346,500	124,061
2.897/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.897	29,606,900	115,467
2.9215/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.9215	29,606,900	63,951
(2.897)/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.897	29,606,900	7,994
(2.9215)/3 month USD-
LIBOR-BBA/Mar-20	Mar-19/2.9215	29,606,900	5,921
JPMorgan Chase Bank N.A.
3.162/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	903,155
2.88/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.88	38,852,500	615,812
3.096/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	497,161
(3.162)/3 month USD-
LIBOR-BBA/Nov-33	Nov-20/3.162	14,803,400	392,438
(3.096)/3 month USD-
LIBOR-BBA/Nov-29	Nov-19/3.096	11,842,800	128,494
(3.095)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.095	29,606,900	39,673
(3.25)/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/3.25	26,173,300	26

PURCHASED SWAP OPTIONS OUTSTANDING(5.6%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	$3,110,300	$369,162
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	3,110,300	368,850
2.80/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.80	35,794,000	322,146
(3.0975)/3 month USD-
LIBOR-BBA/Nov-21	Nov-19/3.0975	29,606,900	39,081
(3.098)/3 month USD-
LIBOR-BBA/Feb-29	Feb-19/3.098	17,764,100	17,231
UBS AG
2.9125/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.9125	14,803,400	263,501
2.8525/3 month USD-
LIBOR-BBA/Jan-29	Jan-19/2.8525	14,803,400	189,484
Total purchased swap options outstanding
(cost $9,647,441)		$12,858,513

PURCHASED OPTIONS
OUTSTANDING (0.2%)*	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/$97.11	$4,000,000	$4,000,000	$111,552
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/97.27	4,000,000	4,000,000	105,376
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/97.42	4,000,000	4,000,000	99,220
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/98.41	4,000,000	4,000,000	61,404
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/98.56	4,000,000	4,000,000	55,680
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Call)	Feb-19/98.72	4,000,000	4,000,000	50,084
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Feb-19/97.75	8,000,000	8,000,000	1,048
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Feb-19/97.59	8,000,000	8,000,000	776
Federal National Mortgage
Association 30 yr 3.50%
TBA commitments (Put)	Feb-19/97.44	8,000,000	8,000,000	560
Total purchased options outstanding (cost $333,282)				$485,700

Putnam VT Income Fund	15

ASSET-BACKED SECURITIES (1.8%)*	Principal amount	Value
loanDepot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US
LIBOR + 0.80%), 3.306%, 11/25/50	$91,000	$91,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR
+ 0.90%), 3.215%, 4/24/19	1,534,000	1,534,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 9/24/19	851,000	851,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 3.015%, 7/24/19	1,207,000	1,207,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR
+ 0.70%), 2.982%, 2/24/20	468,000	468,000
Total asset-backed securities (cost $4,151,000)		$4,151,000

	Principal amount/
SHORT-TERM INVESTMENTS (17.0%)*	shares	Value
Putnam Short Term Investment
Fund 2.58% L	Shares 30,294,386	$30,294,386
State Street Institutional U.S. Government
Money Market Fund, Premier Class 2.27% P	Shares 249,000	249,000
U.S. Treasury Bills 2.545%, 6/13/19 # ∆ §	$1,735,000	1,715,940
U.S. Treasury Bills 2.532%, 6/6/19 ∆ §	1,530,000	1,513,894
U.S. Treasury Bills 2.528%, 6/20/19 §	350,000	345,987
U.S. Treasury Bills 2.479%, 4/11/19 ∆	596,000	592,062
U.S. Treasury Bills 2.484%, 4/18/19 §	45,000	44,683
U.S. Treasury Bills 2.402%, 3/14/19 ∆ §	437,000	434,946
U.S. Treasury Bills 2.400%, 2/21/19 §	105,000	104,655
U.S. Treasury Bills 2.409%, 3/7/19 # ∆ §	1,447,000	1,440,874
U.S. Treasury Bills 2.342%, 2/14/19 ∆	709,000	706,972
U.S. Treasury Bills 2.347%, 2/7/19 # §	431,000	429,981
U.S. Treasury Bills 2.299%, 1/24/19 §	416,000	415,420
U.S. Treasury Bills 2.307%, 1/17/19 §	191,000	190,818
U.S. Treasury Bills 2.266%, 1/10/19 §	587,000	586,706
Total short-term investments (cost $39,065,449)		$39,066,324

Total investments (cost $283,305,332)		$282,413,721

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or deliv-
ered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $229,178,655.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $638,109 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,429,113 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,912,139 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $46,330,819 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES
CONTRACTS	Number				Unrealized
OUTSTANDING	of	Notional		Expiration	appreciation/
at 12/31/18	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond 30 yr
(Long)	25	$3,650,000	$3,650,000	Mar-19	$164,989
U.S. Treasury
Bond Ultra 30 yr
(Long)	56	8,996,751	8,996,751	Mar-19	496,357
U.S. Treasury
Note 2 yr (Long)	152	32,271,501	32,271,501	Mar-19	182,305
U.S. Treasury
Note 5 yr (Long)	157	18,005,938	18,005,938	Mar-19	274,436
U.S. Treasury
Note 10 yr (Long)	126	15,373,969	15,373,969	Mar-19	338,373
U.S. Treasury
Note 10 yr
(Short)	79	9,639,234	9,639,234	Mar-19	(212,471)
U.S. Treasury
Note Ultra 10 yr
(Long)	53	6,894,141	6,894,141	Mar-19	167,504
Unrealized appreciation					1,623,964
Unrealized (depreciation)					(212,471)
Total					$1,411,493

16	Putnam VT Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $9,194,145)
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.1775/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	$7,181,900	$684,291
(3.1775)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.1775	7,181,900	1,028,735
3.195/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	1,350,341
(3.195)/3 month
USD-LIBOR-BBA/Nov-55	Nov-25/3.195	14,363,800	2,083,182
Barclays Bank PLC
2.813/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.813	25,685,000	6,421
(2.985)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.985	22,205,200	536,034
Citibank, N.A.
3.33/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.33	6,543,300	7
3.395/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.395	6,543,300	7
3.43/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.43	6,543,300	7
3.50/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.50	6,543,300	7
3.14/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.14	22,205,200	22
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	19,426,200	389
2.663/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.663	25,685,000	22,346
(2.77)/3 month
USD-LIBOR-BBA/Jan-20	Jan-19/2.77	44,410,300	97,259
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	19,426,200	402,899
Goldman Sachs
International
3.2975/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.2975	18,434,200	18
2.909/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	29,606,900	12,731
(2.909)/3 month
USD-LIBOR-BBA/Mar-21	Mar-19/2.909	29,606,900	177,641
(3.1325)/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/3.1325	52,346,500	482,635
(3.0975)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.0975	18,434,200	627,316
JPMorgan Chase Bank N.A.
3.26/3 month
USD-LIBOR-BBA/Jan-49	Jan-19/3.26	5,705,800	6
3.18/3 month
USD-LIBOR-BBA/Jan-24	Jan-19/3.18	24,472,000	24
3.095/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/3.095	19,426,200	1,360
2.77/3 month
USD-LIBOR-BBA/Jan-21	Jan-19/2.77	52,352,800	13,088
3.415/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.415	59,213,800	31,383
3.14/3 month
USD-LIBOR-BBA/Mar-29	Mar-19/3.14	35,794,000	46,532

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/18
(premiums $9,194,145) cont.
Counterparty
Fixed Obligation % to		Notional/
receive or (pay)/Floating	Expiration	Contract
rate index/Maturity date	date/strike	amount	Value
JPMorgan Chase Bank N.A. cont.
2.975/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	$14,803,400	$101,847
(2.975)/3 month
USD-LIBOR-BBA/Nov-23	Nov-20/2.975	14,803,400	291,775
(2.945)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.945	19,426,200	408,144
3.229/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	609,160
(3.229)/3 month
USD-LIBOR-BBA/Nov-33	Nov-23/3.229	14,803,400	930,986
Morgan Stanley & Co.
International PLC
2.94/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.94	35,794,000	4,295
3.3975/3 month
USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	59,213,800	32,568
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	3,110,300	313,425
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-25/3.00	3,110,300	313,674
UBS AG
(2.9725)/3 month
USD-LIBOR-BBA/Jan-29	Jan-19/2.9725	14,803,400	340,626
Total		$10,951,181

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $369,375)
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/$97.57	$4,000,000	$4,000,000	$93,548
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.72	4,000,000	4,000,000	87,448
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/97.88	4,000,000	4,000,000	81,388
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.02	4,000,000	4,000,000	75,832
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.18	4,000,000	4,000,000	69,884
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.34	4,000,000	4,000,000	64,016
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.79	4,000,000	4,000,000	47,616

Putnam VT Income Fund	17

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $369,375) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/98.95	$4,000,000	$4,000,000	$42,260
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.10	4,000,000	4,000,000	37,112
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.17	4,000,000	4,000,000	34,876
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.33	4,000,000	4,000,000	30,112
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Call)	Feb-19/99.48	4,000,000	4,000,000	25,664
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.27	8,000,000	8,000,000	392

WRITTEN OPTIONS OUTSTANDING at 12/31/18 (premiums $369,375) cont.
	Expiration
	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/97.11	$8,000,000	$8,000,000	$280
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.95	8,000,000	8,000,000	192
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.78	8,000,000	8,000,000	128
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.63	8,000,000	8,000,000	88
Federal National
Mortgage Association
30 yr 3.50% TBA
commitments (Put)	Feb-19/96.47	8,000,000	8,000,000	56
Total				$690,892

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$6,544,100	$(255,874)	$6,282
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(16,413)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	6,544,100	(255,874)	(61,515)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	3,926,500	(421,313)	(103,581)
Citibank, N.A.
2.8625/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	7,401,700	(42,190)	69,724
3.035/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	7,401,700	(37,009)	28,719
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	7,543
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	5,235
(3.035)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/3.035	7,401,700	(37,009)	(18,060)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(26,110)
(2.8625)/3 month USD-LIBOR-BBA/Mar-24 (Purchased)	Mar-19/2.8625	7,401,700	(42,190)	(32,271)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	6,544,100	(255,874)	(60,664)
2.9425/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	7,401,700	76,238	50,998
(2.9425)/3 month USD-LIBOR-BBA/Mar-29 (Written)	Mar-19/2.9425	7,401,700	76,238	(97,036)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	8,763
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(101,046)	6,561
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(2,340)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(16,468)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	1,458,100	(132,687)	(17,176)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	1,458,100	(116,867)	(17,993)
JPMorgan Chase Bank N.A.
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(93,888)	7,910
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(84,278)	(2,114)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	1,458,100	(151,642)	(5,060)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	875,000	(135,275)	(32,331)

18	Putnam VT Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/18 cont.
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	$3,926,500	$(548,238)	$(137,153)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	3,926,500	(548,238)	(172,256)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	5,428
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	4,209
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(3,268)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(20,142)
Unrealized appreciation				201,372
Unrealized (depreciation)				(841,951)
Total				$(640,579)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/18		Principal	Settlement
(proceeds receivable $4,809,844)		amount	date	Value
Federal Home Loan Mortgage Corporation, 3.50%, 1/1/49		$1,000,000	1/14/19	$999,297
Federal Home Loan Mortgage Corporation, 3.00%, 1/1/49		1,000,000	1/14/19	975,156
Federal National Mortgage Association, 3.00%, 1/1/49		3,000,000	1/14/19	2,926,407
Total				$4,900,860

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,747,000	$173,886	$(60)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$175,554
				Quarterly
13,039,000	502,601	(173)	11/20/28	3.1475% — Semiannually	3 month USD-LIBOR-	(509,286)
					BBA — Quarterly
14,803,400	460,045	(210)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-	(460,255)
					BBA — Quarterly
8,171,500	257,018 E	(116)	3/4/29	3 month USD-LIBOR-BBA —	3.073% — Semiannually	256,902
				Quarterly
7,275,700	172,099 E	(153,084)	3/18/49	3 month USD-LIBOR-BBA —	2.95% — Semiannually	19,015
				Quarterly
41,710,600	488,932 E	303,202	3/18/29	2.85% — Semiannually	3 month USD-LIBOR-	(185,730)
					BBA — Quarterly
56,057,900	595,223 E	375,082	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-	(220,141)
					BBA — Quarterly
80,469,400	195,621 E	147,846	3/18/21	2.75% — Semiannually	3 month USD-LIBOR-	(47,775)
					BBA — Quarterly
5,831,000	64,298	(77)	12/27/28	3 month USD-LIBOR-BBA —	2.838% — Semiannually	63,775
				Quarterly
6,023,000	27,856	(80)	12/28/28	2.7655% — Semiannually	3 month USD-LIBOR-	(27,441)
					BBA — Quarterly
11,812,000	61,434	(157)	12/28/28	2.772% — Semiannually	3 month USD-LIBOR-	(60,627)
					BBA — Quarterly
4,964,000	24,061	(66)	12/28/28	3 month USD-LIBOR-BBA —	2.768% — Semiannually	23,588
				Quarterly
3,926,000	36,233	(52)	12/28/28	3 month USD-LIBOR-BBA —	2.8175% — Semiannually	35,875
				Quarterly
4,108,000	32,235	(54)	12/31/28	3 month USD-LIBOR-BBA —	2.80% — Semiannually	32,181
				Quarterly
8,392,000	49,546	(111)	1/2/29	2.7805% — Semiannually	3 month USD-LIBOR-	(49,657)
					BBA — Quarterly
6,452,000	452	(86)	1/3/29	2.7125% — Semiannually	3 month USD-LIBOR-	366
					BBA — Quarterly
Total		$671,804				$(953,656)

E Extended effective date.

Putnam VT Income Fund	19

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$35,504	$33,875	$—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	$(1,327)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
56,983	53,754	—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	(2,728)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
505,683	509,329	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	4,014
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
76,562	77,114	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	608
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
325,942	327,018	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	1,382
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
201,898	202,565	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	856
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
8,049,016	8,090,512	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	50,696
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
850,993	851,495	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	1,478
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
75,911	75,899	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	75
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
543,399	547,675	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(5,120)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
8,770,542	8,848,189	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(92,491)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
55,527	53,148	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(1,952)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
27,008	25,851	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(949)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
22,532	21,223	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	1,094
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
39,557	38,631	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(485)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
75,645	74,034	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(757)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
7,434	7,276	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(74)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
1,115,925	1,121,678	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	7,028
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
637,529	640,816	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	4,015
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

20	Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International
$569,055	$554,634	$—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	$(8,941)
				LIBOR) — Monthly	5.00% 30 year Ginnie
					Mae II pools — Monthly
51,700	48,431	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(2,885)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
5,033	4,817	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	177
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
236,813	226,048	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(8,845)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
66,327	63,284	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(2,480)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
52,008	49,644	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,943)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
148,398	141,589	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	5,548
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
77,189	73,523	—	1/12/39	(5.00%) 1 month USD-	Synthetic TRS Index	2,885
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
115,455	108,747	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	5,605
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
28,579	28,832	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(301)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
76,232	76,906	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(804)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
211,399	213,270	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,229)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
303,407	306,093	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,200)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
364,088	367,312	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(3,840)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
562,717	567,699	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(5,934)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
770,883	777,708	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(8,129)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
130,508	128,291	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	1,270
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
58,127	55,636	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	2,043
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
51,643	49,296	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	(1,929)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,859	2,727	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(107)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

Putnam VT Income Fund	21

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18 cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$27,842	$26,264	$—	1/12/41	4.50% (1 month USD-	Synthetic TRS Index	$(1,333)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
162,936	153,469	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	7,909
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
230,315	224,922	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(2,826)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
160,434	156,678	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,969)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
97,089	94,816	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(1,191)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
10,680	10,430	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	(131)
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
103,525	101,320	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(1,036)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
94,460	92,448	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(945)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
91,531	89,581	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(916)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
72,872	71,320	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(729)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
48,760	47,721	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	(488)
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
43,707	41,702	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(1,634)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
162,936	153,469	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	7,909
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
370,722	361,327	—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	5,825
				LIBOR — Monthly	5.00% 30 year Ginnie Mae
					II pools — Monthly
19,376	18,545	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	681
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
104,053	99,602	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	(3,606)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		111,098
Upfront premium (paid)		—		Unrealized (depreciation)		(174,254)
Total		$—		Total		$(63,156)

22	Putnam VT Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/18
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$1,261,000	$14,036	$—	7/3/27	2.085% — At maturity	USA Non Revised	$14,036
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
1,446,000	10,968	—	7/5/27	2.05% — At maturity	USA Non Revised	10,968
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
1,446,000	1,257	—	7/5/22	(1.89%) — At maturity	USA Non Revised	(1,257)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
1,261,000	3,265	—	7/3/22	(1.9225%) — At maturity	USA Non Revised	(3,264)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$—				$20,483

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$3,281	$48,000	$7,742	5/11/63	300 bp —	$(4,433)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	6,388	106,000	17,098	5/11/63	300 bp —	(10,648)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,088	212,000	34,196	5/11/63	300 bp —	(20,984)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,483	219,000	35,325	5/11/63	300 bp —	(22,714)
						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	(10)	27,000	1,177	5/11/63	200 bp —	(1,177)
						Monthly
CMBX NA A.6 Index	A/P	36	31,000	1,352	5/11/63	200 bp —	(1,303)
						Monthly
CMBX NA A.6 Index	A/P	24	31,000	1,352	5/11/63	200 bp —	(1,315)
						Monthly
CMBX NA BB.7 Index	BB/P	20,437	159,000	28,938	1/17/47	500 bp —	(8,347)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,774	26,000	4,194	5/11/63	300 bp —	(1,405)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	3,740	34,000	5,484	5/11/63	300 bp —	(1,724)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,730	43,000	6,936	5/11/63	300 bp —	(2,181)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,407	52,000	8,388	5/11/63	300 bp —	(951)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,301	54,000	8,710	5/11/63	300 bp —	(3,378)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,403	74,000	11,936	5/11/63	300 bp —	(4,490)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,735	129,000	20,808	5/11/63	300 bp —	(7,998)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	21,547	212,000	34,196	5/11/63	300 bp —	(12,525)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,150	232,000	37,422	5/11/63	300 bp —	(15,136)
						Monthly

Putnam VT Income Fund	23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Credit Suisse International
CMBX NA A.6 Index	A/P	$13,561	$272,000	$11,859	5/11/63	200 bp —	$1,807
						Monthly
CMBX NA A.6 Index	A/P	22,032	975,000	42,510	5/11/63	200 bp —	(20,099)
						Monthly
CMBX NA A.6 Index	A/P	248,422	4,895,000	213,422	5/11/63	200 bp —	36,904
						Monthly
CMBX NA A.7 Index	A-/P	275	7,000	148	1/17/47	200 bp —	130
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,972	45,000	7,259	5/11/63	300 bp —	(2,260)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,176	74,000	11,936	5/11/63	300 bp —	(3,717)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,088	90,000	14,517	5/11/63	300 bp —	(5,377)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,502	120,000	19,356	5/11/63	300 bp —	(5,784)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,173	138,000	22,259	5/11/63	300 bp —	(7,006)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,513	147,000	23,711	5/11/63	300 bp —	(6,112)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,254	231,000	37,260	5/11/63	300 bp —	(7,872)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	26,738	239,000	38,551	5/11/63	300 bp —	(11,674)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	31,476	321,000	51,777	5/11/63	300 bp —	(20,114)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	39,219	371,000	59,842	5/11/63	300 bp —	(20,407)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	45,859	395,000	63,714	5/11/63	300 bp —	(17,624)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	48,619	447,000	72,101	5/11/63	300 bp —	(23,221)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	379,034	3,545,000	571,809	5/11/63	300 bp —	(190,706)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	4,347	55,000	4,681	1/17/47	300 bp —	(301)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	63,567	860,000	73,186	1/17/47	300 bp —	(9,118)
						Monthly
Goldman Sachs International
CMBX NA A.6 Index	A/P	254	5,000	218	5/11/63	200 bp —	38
						Monthly
CMBX NA A.6 Index	A/P	5,821	115,000	5,014	5/11/63	200 bp —	852
						Monthly
CMBX NA A.6 Index	A/P	9,260	141,000	6,148	5/11/63	200 bp —	3,167
						Monthly
CMBX NA A.6 Index	A/P	4,580	146,000	6,366	5/11/63	200 bp —	(1,728)
						Monthly
CMBX NA A.6 Index	A/P	6,398	210,000	9,156	5/11/63	200 bp —	(2,676)
						Monthly
CMBX NA A.6 Index	A/P	10,621	215,000	9,374	5/11/63	200 bp —	1,331
						Monthly
CMBX NA A.6 Index	A/P	13,401	240,000	10,464	5/11/63	200 bp —	3,031
						Monthly
CMBX NA A.6 Index	A/P	15,762	306,000	13,342	5/11/63	200 bp —	2,540
						Monthly
CMBX NA A.6 Index	A/P	18,917	384,000	16,742	5/11/63	200 bp —	2,324
						Monthly
CMBX NA A.6 Index	A/P	12,866	416,000	18,138	5/11/63	200 bp —	(5,109)
						Monthly

24	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6 Index	A/P	$37,833	$727,000	$31,697	5/11/63	200 bp —	$6,419
						Monthly
CMBX NA A.6 Index	A/P	36,802	727,000	31,697	5/11/63	200 bp —	5,387
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,861	53,000	8,549	5/11/63	300 bp —	(2,657)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,595	90,000	14,517	5/11/63	300 bp —	(6,870)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,675	97,000	15,646	5/11/63	300 bp —	(7,914)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,425	104,000	16,775	5/11/63	300 bp —	(11,290)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,813	104,000	16,775	5/11/63	300 bp —	(1,901)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,208	105,000	16,937	5/11/63	300 bp —	(11,667)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,119	105,000	16,937	5/11/63	300 bp —	(11,756)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,693	108,000	17,420	5/11/63	300 bp —	(5,665)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,154	125,000	20,163	5/11/63	300 bp —	(6,936)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,308	134,000	21,614	5/11/63	300 bp —	(10,228)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	22,647	193,000	31,131	5/11/63	300 bp —	(8,372)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,217	194,000	31,292	5/11/63	300 bp —	(17,963)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,113	206,000	33,228	5/11/63	300 bp —	(22,995)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,393	213,000	34,357	5/11/63	300 bp —	(15,840)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,812	216,000	34,841	5/11/63	300 bp —	(10,903)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	33,182	239,000	38,551	5/11/63	300 bp —	(5,229)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	20,522	273,000	44,035	5/11/63	300 bp —	(23,354)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	25,932	536,000	86,457	5/11/63	300 bp —	(60,212)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	418	6,000	511	1/17/47	300 bp —	(89)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,955	101,000	8,595	1/17/47	300 bp —	(581)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	11,309	153,000	13,020	1/17/47	300 bp —	(1,622)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	13,902	171,000	14,552	1/17/47	300 bp —	(550)
						Monthly
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	107	2,000	87	5/11/63	200 bp —	20
						Monthly
CMBX NA A.6 Index	A/P	1,357	27,000	1,177	5/11/63	200 bp —	190
						Monthly
CMBX NA A.6 Index	A/P	10,059	208,000	9,069	5/11/63	200 bp —	1,072
						Monthly
CMBX NA A.6 Index	A/P	13,708	253,000	11,031	5/11/63	200 bp —	2,776
						Monthly
CMBX NA A.6 Index	A/P	21,661	399,000	17,396	5/11/63	200 bp —	4,420
						Monthly

Putnam VT Income Fund	25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA A.6 Index	A/P	$21,116	$417,000	$18,181	5/11/63	200 bp —	$3,097
						Monthly
CMBX NA A.6 Index	A/P	21,256	419,000	18,268	5/11/63	200 bp —	3,150
						Monthly
CMBX NA A.6 Index	A/P	19,350	588,000	25,637	5/11/63	200 bp —	(6,058)
						Monthly
CMBX NA A.6 Index	A/P	19,964	696,000	30,346	5/11/63	200 bp —	(10,111)
						Monthly
CMBX NA A.6 Index	A/P	32,542	986,000	42,990	5/11/63	200 bp —	(10,064)
						Monthly
CMBX NA A.6 Index	A/P	58,908	1,000,000	43,600	5/11/63	200 bp —	15,697
						Monthly
CMBX NA A.6 Index	A/P	147,480	2,500,000	109,000	5/11/63	200 bp —	39,453
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	315	3,000	484	5/11/63	300 bp —	(168)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,461	17,000	2,742	5/11/63	300 bp —	(271)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,410	22,000	3,549	5/11/63	300 bp —	(1,126)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,091	36,000	5,807	5/11/63	300 bp —	(695)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,438	48,000	7,742	5/11/63	300 bp —	(2,276)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,678	49,000	7,904	5/11/63	300 bp —	(2,197)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,012	58,000	9,355	5/11/63	300 bp —	(309)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,576	62,000	10,001	5/11/63	300 bp —	(2,389)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	7,422	69,000	11,130	5/11/63	300 bp —	(3,667)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	8,250	71,000	11,452	5/11/63	300 bp —	(3,160)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,130	77,000	12,420	5/11/63	300 bp —	(3,245)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	10,581	107,000	17,259	5/11/63	300 bp —	(6,616)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,001	107,000	17,259	5/11/63	300 bp —	(5,195)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,862	108,000	17,420	5/11/63	300 bp —	(5,495)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,648	111,000	17,904	5/11/63	300 bp —	(2,191)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	14,000	112,000	18,066	5/11/63	300 bp —	(4,000)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,623	114,000	18,388	5/11/63	300 bp —	(4,699)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	12,938	114,000	18,388	5/11/63	300 bp —	(5,384)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,497	120,000	19,356	5/11/63	300 bp —	(7,789)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	13,662	127,000	20,485	5/11/63	300 bp —	(6,749)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	15,260	135,000	21,776	5/11/63	300 bp —	(6,437)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,829	162,000	26,131	5/11/63	300 bp —	(8,207)
						Monthly

26	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$20,532	$213,000	$34,357	5/11/63	300 bp —	$(13,700)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	27,512	222,000	35,809	5/11/63	300 bp —	(8,167)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	26,115	227,000	36,615	5/11/63	300 bp —	(10,368)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	23,133	244,000	39,357	5/11/63	300 bp —	(16,082)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	32,469	270,000	43,551	5/11/63	300 bp —	(10,924)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	32,469	270,000	43,551	5/11/63	300 bp —	(10,924)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	29,801	270,000	43,551	5/11/63	300 bp —	(13,593)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	38,310	325,000	52,423	5/11/63	300 bp —	(13,923)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	36,827	334,000	53,874	5/11/63	300 bp —	(16,852)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	146,942	1,227,000	197,915	5/11/63	300 bp —	(50,257)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	203,106	1,682,000	271,307	5/11/63	300 bp —	(67,220)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	619,272	3,520,000	567,776	5/11/63	300 bp —	53,549
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	7,774	79,000	6,723	1/17/47	300 bp —	1,098
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,329	120,000	10,212	1/17/47	300 bp —	(3,813)
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	17,188	130,000	11,063	1/17/47	300 bp —	6,201
						Monthly
CMBX NA BBB–.7 Index	BBB–/P	6,065	232,000	19,743	1/17/47	300 bp —	(13,543)
						Monthly
Merrill Lynch International
CMBX NA A.6 Index	A/P	4,537	320,000	13,952	5/11/63	200 bp —	(9,290)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	5,310	47,000	7,581	5/11/63	300 bp —	(2,244)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,279	96,000	15,485	5/11/63	300 bp —	(4,150)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,502	148,000	23,872	5/11/63	300 bp —	(6,284)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	41,677	372,000	60,004	5/11/63	300 bp —	(18,109)
						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	30,432	220,000	35,486	5/11/63	300 bp —	(4,926)
						Monthly
CMBX NA A.6 Index	A/P	76	28,000	1,221	5/11/63	200 bp —	(1,134)
						Monthly
CMBX NA A.6 Index	A/P	—	52,000	2,267	5/11/63	200 bp —	(2,247)
						Monthly
CMBX NA A.7 Index	A-/P	(13)	13,000	274	1/17/47	200 bp —	(282)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	1,658	14,000	2,258	5/11/63	300 bp —	(592)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	2,437	17,000	2,742	5/11/63	300 bp —	(295)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	4,785	42,000	6,775	5/11/63	300 bp —	(1,965)
						Monthly

Putnam VT Income Fund	27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/18 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6 Index	BBB–/P	$5,886	$50,000	$8,065	5/11/63	300 bp —	$(2,150)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	9,369	64,000	10,323	5/11/63	300 bp —	(917)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	11,148	91,000	14,678	5/11/63	300 bp —	(3,477)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	17,538	113,000	18,227	5/11/63	300 bp —	(623)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	18,785	166,000	26,776	5/11/63	300 bp —	(7,894)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	49,761	331,000	53,390	5/11/63	300 bp —	(3,436)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	51,568	339,000	54,681	5/11/63	300 bp —	(2,915)
						Monthly
CMBX NA BBB–.6 Index	BBB–/P	57,618	450,000	72,585	5/11/63	300 bp —	(14,704)
						Monthly
Upfront premium received		3,820,521		Unrealized appreciation			194,653
Upfront premium (paid)		(23)		Unrealized (depreciation)			(1,171,706)
Total		$3,820,498		Total			$(977,053)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(148)	$20,000	$422	1/17/47	(200 bp) — Monthly	$266
CMBX NA BB.7 Index	(3,823)	30,000	5,460	1/17/47	(500 bp) — Monthly	1,608
CMBX NA BB.9 Index	(24,647)	160,000	30,592	9/17/58	(500 bp) — Monthly	5,789
CMBX NA BB.9 Index	(24,758)	160,000	30,592	9/17/58	(500 bp) — Monthly	5,678
CMBX NA BB.9 Index	(24,481)	159,000	30,401	9/17/58	(500 bp) — Monthly	5,765
CMBX NA BB.9 Index	(12,524)	80,000	15,296	9/17/58	(500 bp) — Monthly	2,694
Credit Suisse International
CMBX NA BB.7 Index	(156,427)	951,000	173,082	1/17/47	(500 bp) — Monthly	15,730
CMBX NA BB.7 Index	(7,696)	436,000	122,560	5/11/63	(500 bp) — Monthly	114,440
CMBX NA BB.7 Index	(68,990)	374,000	68,068	1/17/47	(500 bp) — Monthly	(1,286)
CMBX NA BB.9 Index	(34,798)	218,000	41,682	9/17/58	(500 bp) — Monthly	6,671
CMBX NA BB.9 Index	(10,317)	67,000	12,810	9/17/58	(500 bp) — Monthly	2,428
CMBX NA BB.9 Index	(6,256)	40,000	7,648	9/17/58	(500 bp) — Monthly	1,353
Goldman Sachs International
CMBX NA BB.6 Index	(43,273)	423,000	118,905	5/11/63	(500 bp) — Monthly	75,221
CMBX NA BB.7 Index	(23,304)	154,000	28,028	1/17/47	(500 bp) — Monthly	4,574
CMBX NA BB.6 Index	(11,542)	79,000	22,207	5/11/63	(500 bp) — Monthly	10,588
CMBX NA BB.7 Index	(108,429)	534,000	97,188	1/17/47	(500 bp) — Monthly	(11,760)
CMBX NA BB.7 Index	(34,659)	205,000	37,310	1/17/47	(500 bp) — Monthly	2,451
CMBX NA BB.7 Index	(26,051)	159,000	28,938	1/17/47	(500 bp) — Monthly	2,732
CMBX NA BB.9 Index	(799)	5,000	956	9/17/58	(500 bp) — Monthly	152
JPMorgan Securities LLC
CMBX NA BB.7 Index	(1,745)	9,000	1,638	1/17/47	(500 bp) — Monthly	(115)
CMBX NA BB.6 Index	(23,053)	159,000	44,695	5/11/63	(500 bp) — Monthly	21,487
CMBX NA BB.6 Index	(18,697)	130,000	36,543	5/11/63	(500 bp) — Monthly	17,719

28	Putnam VT Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/18 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.6 Index	$(13,694)	$103,000	$28,953	5/11/63	(500 bp) — Monthly	$15,159
CMBX NA BB.6 Index	(11,389)	81,000	22,769	5/11/63	(500 bp) — Monthly	11,302
CMBX NA BB.7 Index	(98,093)	573,000	104,286	1/17/47	(500 bp) — Monthly	5,636
CMBX NA BB.7 Index	(36,217)	223,000	40,586	1/17/47	(500 bp) — Monthly	4,152
CMBX NA BB.7 Index	(22,640)	114,000	20,748	1/17/47	(500 bp) — Monthly	(2,003)
CMBX NA BB.7 Index	(18,486)	94,000	17,108	1/17/47	(500 bp) — Monthly	(1,470)
CMBX NA BB.7 Index	(14,939)	83,000	15,106	1/17/47	(500 bp) — Monthly	87
CMBX NA BB.7 Index	(12,093)	77,000	14,014	1/17/47	(500 bp) — Monthly	1,846
CMBX NA BB.7 Index	(12,053)	77,000	14,014	1/17/47	(500 bp) — Monthly	1,886
CMBX NA BB.9 Index	(307)	2,000	382	9/17/58	(500 bp) — Monthly	74
CMBX NA BBB–.7 Index	(36,823)	549,000	46,720	1/17/47	(300 bp) — Monthly	9,576
CMBX NA BBB–.7 Index	(9,344)	127,000	10,808	1/17/47	(300 bp) — Monthly	1,389
CMBX NA BBB–.7 Index	(4,562)	62,000	5,276	1/17/47	(300 bp) — Monthly	678
Merrill Lynch International
CMBX NA BB.7 Index	(71,648)	413,000	75,166	1/17/47	(500 bp) — Monthly	3,117
CMBX NA BB.9 Index	(25,025)	160,000	30,592	9/17/58	(500 bp) — Monthly	5,411
CMBX NA BBB–.7 Index	(11,964)	146,000	12,425	1/17/47	(300 bp) — Monthly	375
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(22,314)	219,000	18,637	1/17/47	(300 bp) — Monthly	(3,805)
CMBX NA BB.7 Index	(37,602)	195,000	35,490	1/17/47	(500 bp) — Monthly	(2,301)
CMBX NA BB.9 Index	(3,158)	21,000	4,015	9/17/58	(500 bp) — Monthly	837
Upfront premium received	—			Unrealized appreciation		358,871
Upfront premium (paid)	(1,128,768)			Unrealized (depreciation)		(22,740)
Total	$(1,128,768)			Total		$336,131

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Income Fund	29

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$3,683,000	$468,000
Corporate bonds and notes	—	63,384,989	—
Mortgage-backed securities	—	86,564,461	—
Purchased options outstanding	—	485,700	—
Purchased swap options outstanding	—	12,858,513	—
U.S. government and agency mortgage obligations	—	75,902,734	—
Short-term investments	30,543,386	8,522,938	—
Totals by level	$30,543,386	$251,402,335	$468,000

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,411,493	$—	$—
Written options outstanding	—	(690,892)	—
Written swap options outstanding	—	(10,951,181)	—
Forward premium swap option contracts	—	(640,579)	—
TBA sale commitments	—	(4,900,860)	—
Interest rate swap contracts	—	(1,625,460)	—
Total return swap contracts	—	(42,673)	—
Credit default contracts	—	(3,332,652)	—
Totals by level	$1,411,493	$(22,184,297)	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

30	Putnam VT Income Fund

Statement of assets and liabilities
12/31/18

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $253,010,946)	$252,119,335
Affiliated issuers (identified cost $30,294,386) (Notes 1 and 5)	30,294,386
Interest and other receivables	2,092,291
Receivable for shares of the fund sold	73,734
Receivable for investments sold	28,349
Receivable for sales of TBA securities (Note 1)	4,815,441
Receivable for variation margin on futures contracts (Note 1)	154,359
Receivable for variation margin on centrally cleared swap contracts (Note 1)	387,247
Unrealized appreciation on forward premium swap option contracts (Note 1)	201,372
Unrealized appreciation on OTC swap contracts (Note 1)	664,622
Premium paid on OTC swap contracts (Note 1)	1,128,791
Total assets	291,959,927

Liabilities
Payable for investments purchased	8,898
Payable for purchases of TBA securities (Note 1)	37,276,608
Payable for shares of the fund repurchased	1,437,024
Payable for compensation of Manager (Note 2)	77,332
Payable for custodian fees (Note 2)	48,253
Payable for investor servicing fees (Note 2)	27,070
Payable for Trustee compensation and expenses (Note 2)	175,392
Payable for administrative services (Note 2)	2,455
Payable for distribution fees (Note 2)	22,538
Payable for variation margin on futures contracts (Note 1)	5,563
Payable for variation margin on centrally cleared swap contracts (Note 1)	740,905
Unrealized depreciation on OTC swap contracts (Note 1)	1,368,700
Premium received on OTC swap contracts (Note 1)	3,820,521
Unrealized depreciation on forward premium swap option contracts (Note 1)	841,951
Written options outstanding, at value (premiums $9,563,520) (Note 1)	11,642,073
TBA sale commitments, at value (proceeds receivable $4,809,844) (Note 1)	4,900,860
Collateral on certain derivative contracts, at value (Notes 1 and 9)	249,000
Other accrued expenses	136,129
Total liabilities	62,781,272

Net assets	$229,178,655

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$272,560,733
Total distributable earnings (Note 1)	(43,382,078)
Total — Representing net assets applicable to capital shares outstanding	$229,178,655

Computation of net asset value Class IA
Net assets	$125,244,131
Number of shares outstanding	11,585,451
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.81

Computation of net asset value Class IB
Net assets	$103,934,524
Number of shares outstanding	9,716,578
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.70

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	31

Statement of operations
Year ended 12/31/18

Investment income
Interest (including interest income of $538,161 from investments in affiliated issuers) (Note 5)	$11,688,771
Total investment income	11,688,771

Expenses
Compensation of Manager (Note 2)	940,186
Investor servicing fees (Note 2)	167,972
Custodian fees (Note 2)	89,043
Trustee compensation and expenses (Note 2)	12,022
Distribution fees (Note 2)	276,868
Administrative services (Note 2)	6,877
Auditing and tax fees	113,697
Other	79,051
Total expenses	1,685,716

Expense reduction (Note 2)	(567)
Net expenses	1,685,149

Net investment income	10,003,622

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(11,925,490)
Futures contracts (Note 1)	(2,019,801)
Swap contracts (Note 1)	2,538,263
Written options (Note 1)	9,541,232
Net increase from payments by affiliates (Note 2)	11,010
Total net realized loss	(1,854,786)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(2,757,856)
Futures contracts	1,516,123
Swap contracts	(1,197,382)
Written options	(5,151,011)
Total change in net unrealized depreciation	(7,590,126)

Net loss on investments	(9,444,912)

Net increase in net assets resulting from operations	$558,710

The accompanying notes are an integral part of these financial statements.

32	Putnam VT Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/18	12/31/17
Increase (decrease) in net assets
Operations:
Net investment income	$10,003,622	$9,980,378
Net realized loss on investments	(1,854,786)	(1,403,240)
Net unrealized appreciation (depreciation) of investments	(7,590,126)	5,419,732
Net increase in net assets resulting from operations	558,710	13,996,870
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,285,332)	(6,434,702)
Class IB	(3,347,903)	(4,745,856)
Increase in capital from settlement payments	—	26,899
Increase (decrease) from capital share transactions (Note 4)	(15,281,413)	1,160,627
Total increase (decrease) in net assets	(22,355,938)	4,003,838
Net assets:
Beginning of year	251,534,593	247,530,755
End of year (Note 1)	$229,178,655	$251,534,593

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund	33

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/18	$11.13	.46	(.42)	.04	(.36)	(.36)	—	$10.81	.37	$125,244.59		4.28	566
12/31/17	11.01	.45	.18	.63	(.51)	(.51)	—[g]	11.13	5.90	135,029.58		4.08	848
12/31/16	11.29	.48	(.24)	.24	(.52)	(.52)	—	11.01	2.27	142,226	.58[f]	4.38[f]	974
12/31/15	12.01	.44	(.57)	(.13)	(.59)	(.59)	—	11.29	(1.19)	157,239.56		3.74	868
12/31/14	12.01	.54	.24	.78	(.78)	(.78)	—	12.01	6.68	185,043.58		4.51	455
Class IB
12/31/18	$11.01	.43	(.41)	.02	(.33)	(.33)	—	$10.70	.20	$103,935.84		4.03	566
12/31/17	10.90	.42	.17	.59	(.48)	(.48)	—[g]	11.01	5.59	116,506.83		3.83	848
12/31/16	11.18	.45	(.24)	.21	(.49)	(.49)	—	10.90	2.00	105,304	.83[f]	4.12[f]	974
12/31/15	11.90	.40	(.56)	(.16)	(.56)	(.56)	—	11.18	(1.46)	109,874.81		3.49	868
12/31/14	11.90	.51	.24	.75	(.75)	(.75)	—	11.90	6.46	124,149.83		4.25	455

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclays Capital, Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

The accompanying notes are an integral part of these financial statements.

34	Putnam VT Income Fund

Notes to financial statements 12/31/18

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through December 31, 2018.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses

Putnam VT Income Fund	35

on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and

36	Putnam VT Income Fund

for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party.

Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,088,583 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,429,113 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2018, the fund had the following capital loss carryovers available to offset future net capital gain, if any, which are subject to limitations imposed by the Code:

	Loss carryover
Short-term	Long-term	Total
$38,091,145	$—	$38,091,145

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from unrealized gains and losses on certain futures contracts, income on swap contracts, interest-only securities and real estate mortgage investment conduits. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $520,266 to decrease undistributed net investment income and $520,266 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized

Putnam VT Income Fund	37

and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$5,464,485
Unrealized depreciation	(19,912,275)
Net unrealized depreciation	(14,447,790)
Undistributed ordinary income	7,537,936
Capital loss carryforward	(38,091,145)
Undistributed short-term gain	1,618,920
Cost for federal income tax purposes	$276,088,707

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 30.8% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.392% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

During the reporting period, Putnam Management reimbursed the fund $11,010 for certain trades in connection with a settlement with the SEC. The effect of the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$90,441
Class IB	77,531
Total	$167,972

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $567 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $167, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$1,445,601,180	$1,495,796,236
U.S. government securities
(Long-term)	—	—
Total	$1,445,601,180	$1,495,796,236

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

38	Putnam VT Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/18		Year ended 12/31/17		Year ended 12/31/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	954,930	$10,334,231	418,303	$4,616,465	1,993,948	$21,331,723	2,609,515	$28,433,827
Shares issued in connection with
reinvestment of distributions	400,873	4,285,332	599,693	6,434,702	315,840	3,347,903	446,039	4,745,856
	1,355,803	14,619,563	1,017,996	11,051,167	2,309,788	24,679,626	3,055,554	33,179,683
Shares repurchased	(1,906,164)	(20,577,682)	(1,798,572)	(19,806,236)	(3,173,588)	(34,002,920)	(2,134,861)	(23,263,987)
Net increase (decrease)	(550,361)	$(5,958,119)	(780,576)	$(8,755,069)	(863,800)	$(9,323,294)	920,693	$9,915,696

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	12/31/18
Short-term investments
Putnam Short Term Investment Fund*	$24,197,310	$87,098,929	$81,001,853	$538,161	$30,294,386
Total Short-term investments	$24,197,310	$87,098,929	$81,001,853	$538,161	$30,294,386

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$56,100,000
Purchased swap option contracts (contract amount)	$1,137,400,000
Written TBA commitment option contracts (contract amount)	$106,600,000
Written swap option contracts (contract amount)	$978,700,000
Futures contracts (number of contracts)	700
Centrally cleared interest rate swap contracts (notional)	$268,900,000
OTC total return swap contracts (notional)	$30,000,000
Centrally cleared total return swap contracts (notional)	$5,400,000
OTC credit default contracts (notional)	$50,300,000
Centrally cleared credit default contracts (notional)	$6,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$1,464,899	Payables	$4,797,551
	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
Interest rate contracts	appreciation	16,066,502*	depreciation	15,261,581*
Total		$17,531,401		$20,059,132

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Income Fund	39

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$986,153	$986,153
Interest rate contracts	(402,894)	(2,019,801)	1,552,110	(870,585)
Total	$(402,894)	$(2,019,801)	$2,538,263	$115,568

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(502,748)	$(502,748)
Interest rate contracts	(218,647)	1,516,123	(694,634)	602,842
Total	$(218,647)	$1,516,123	$(1,197,382)	$100,094

Note 8 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

40	Putnam VT Income Fund

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Putnam VT Income Fund	41

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	UBS AG	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$382,331	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$382,331
OTC Total return swap contracts*#	—	60,203	—	11,043	—	14,215	11,222	7,909	6,506	—	—	—	—	111,098
Centrally cleared total return
swap contracts§	—	—	4,916	—	—	—	—	—	—	—	—	—	—	4,916
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	112,181	423,820	332,015	—	421,538	117,540	—	57,805	—	1,464,899
Futures contracts§	—	—	—	—	—	—	—	—	—	—	154,359	—	—	154,359
Forward premium swap
option contracts#	6,282	—	—	162,219	—	—	15,324	7,910	—	—	—	9,637	—	201,372
Purchased swap options**#	5,365,775	706,348	—	903,775	—	—	1,736,401	2,576,759	—	—	—	1,116,470	452,985	12,858,513
Purchased options**#	—	—	—	—	—	—	—	485,700	—	—	—	—	—	485,700
Total Assets	$5,372,057	$766,551	$387,247	$1,077,037	$112,181	$438,035	$2,094,962	$3,078,278	$428,044	$117,540	$154,359	$1,183,912	$452,985	$15,663,188
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	739,296	—	—	—	—	—	—	—	—	—	—	739,296
OTC Total return swap contracts*#	4,055	101,828	—	—	—	25,094	38,037	1,634	3,606	—	—	—	—	174,254
Centrally cleared total return
swap contracts§	—	—	1,609	—	—	—	—	—	—	—	—	—	—	1,609
OTC Credit default contracts —
protection sold*#	94,019	—	—	—	170,204	1,333,378	690,786	—	2,080,177	120,382	—	308,605	—	4,797,551
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	5,563	—	—	5,563
Forward premium swap
option contracts#	181,509	—	—	234,141	—	—	53,977	348,914	—	—	—	23,410	—	841,951
Written swap options#	5,146,549	542,455	—	522,943	—	—	1,300,341	2,434,305	—	—	—	663,962	340,626	10,951,181
Written options#	—	—	—	—	—	—	—	690,892	—	—	—	—	—	690,892
Total Liabilities	$5,426,132	$644,283	$740,905	$757,084	$170,204	$1,358,472	$2,083,141	$3,475,745	$2,083,783	$120,382	$5,563	$995,977	$340,626	$18,202,297
Total Financial and Derivative
Net Assets	$(54,075)	$122,268	$(353,658)	$319,953	$(58,023)	$(920,437)	$11,821	$(397,467)	$(1,655,739)	$(2,842)	$148,796	$187,935	$112,359	$(2,539,109)
Total collateral received (pledged)†##	$(54,075)	$—	$—	$140,000	$(58,023)	$(867,245)	$(126,619)	$(397,467)	$(1,650,813)	$—	$—	$109,000	$—
Net amount	$—	$122,268	$(353,658)	$179,953	$—	$(53,192)	$138,440	$—	$(4,926)	$(2,842)	$148,796	$78,935	$112,359
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$140,000	$—	$—	$—	$—	$—	$—	$—	$109,000	$—	$249,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$(145,509)	$—	$—	$—	$(112,514)	$(867,245)	$(126,619)	$(526,413)	$(1,650,813)	$—	$—	$—	$—	$(3,429,113)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $638,109 and $3,912,139, respectively.

42	Putnam VT Income Fund	Putnam VT Income Fund	43

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World,* whose articles on economics have appeared in such publications as the *New York Times, Foreign Affairs,* and the *Financial Times.* Trustee of the Brookings Institution.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Trustee of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm.	English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Current Treasurer of the Board and Chair of the Finance Committee, The Denver Foundation. Member of the Finance Committee, the Children's Hospital of Colorado.	Buckeye Partners, L.P., a publicly traded master limited partnership focused on pipeline transport, storage, and distribution of petroleum products; Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Charitable Trust and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Great Lakes Science Center; College Now Greater Cleveland	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, served as the 10th President of Vassar College. Prior to 2006, was Provost of Williams College.	Director of Yale-NUS College; Alumni Fellow to the Yale Corporation	
Dr. Paul L. Joskow Born 1947 Trustee since 1997	Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Head of the MIT Department of Economics from 1994 to 1998 and Director of the MIT Center for Energy and Environmental Policy Research from 1999 through 2007. From 2008 to 2017, President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education issues related to science, technology, and economic performance.	Yale University; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra; Prior to April 2013, served as Director of TransCanada Corporation and TransCanada Pipelines Ltd., energy companies focused on natural gas transmission, oil pipelines and power services	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the trading of derivative securities. Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston, Massachusetts, and former Director of Beth Israel Deaconess Care Organization. Until November 2010, Director of Ruder Finn Group, a global communications and advertising firm.	Eversource Corporation, which operates New England's largest energy delivery system	
Robert E. Patterson Born 1945 Trustee since 1984	Until 2017, Co-Chairman of Cabot Properties, Inc., a private equity firm investing in commercial real estate, and Chairman or Co-Chairman of the Investment Committees for various Cabot Funds. Past Chairman and Trustee of the Joslin Diabetes Center.	None	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services. Founder and President of New Generation Advisors, LLC, a registered investment advisor to private funds. Director of The Boston Family Office, LLC, a registered investment advisor.	None

44	Putnam VT Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2018, there were 99 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	Mark C. Trenchard (Born 1962)
Executive Vice President, Principal Executive	Vice President, Treasurer, and Clerk	Vice President and BSA Compliance Officer
Officer, and Compliance Liaison	Since 2010	Since 2002
Since 2004		Director of Operational Compliance,
	Janet C. Smith (Born 1965)	Putnam Investments and Putnam
Robert T. Burns (Born 1961)	Vice President, Principal Financial Officer,	Retail Management
Vice President and Chief Legal Officer	Principal Accounting Officer, and Assistant
Since 2011	Treasurer	Nancy E. Florek (Born 1957)
General Counsel, Putnam Investments, Putnam	Since 2007	Vice President, Director of Proxy Voting and
Management, and Putnam Retail Management	Head of Fund Administration Services,	Corporate Governance, Assistant Clerk, and
	Putnam Investments and Putnam Management	Assistant Treasurer
James F. Clark (Born 1974)		Since 2000
Vice President and Chief Compliance Officer	Susan G. Malloy (Born 1957)
Since 2016	Vice President and Assistant Treasurer	Denere P. Poulack (Born 1968)
Chief Compliance Officer, Putnam Investments	Since 2007	Assistant Vice President, Assistant Clerk,
and Putnam Management	Head of Accounting, Middle Office, & Control	and Assistant Treasurer
	Services, Putnam Investments and	Since 2004
Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Income Fund	45

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website, www. sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
Marketing Services	Legal Counsel	Robert L. Reynolds
Putnam Retail Management	Ropes & Gray LLP	Manoj P. Singh
100 Federal Street
Boston, MA 02110	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	VTAN035 315000 2/19

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In February 2018, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Prohibition of investing in public coin offerings or token offerings, (ii) Removal of monetary fines as available sanctions for violations of the Code of Ethics, and (iii) Expanded definition of “Immediate Family Member”.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Distributions Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit, Compliance and Distributions Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Ms. Baumann and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Distribution Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2018	$101,785	$685*	$10,517	$ —
December 31, 2017	$102,156	$ —	$6,347	$340

*	Fees billed to the fund for services relating to a review of certain trading activity that was the subject of a settlement between Putnam Investment Management, LLC and the Securities and Exchange Commission.

For the fiscal years ended December 31, 2018 and December 31, 2017, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $627,657 and $389,218 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit, Compliance and Distributions Committee. The Audit, Compliance and Distributions Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Distributions Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2018	$ —	$616,482	$ —	$ —

December 31, 2017	$ —	$382,530	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 28, 2019